ANNUAL REPORT
                                    DATED
                              NOVEMBER 30, 1995

                               JANUARY 31, 1996

                           BILTMORE SOUTH CAROLINA
                             MUNICIPAL BOND FUND

                             WACHOVIA INVESTMENTS
                          MAKE YOURSELF COMFORTABLE


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                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore South Carolina Municipal Bond Fund for the year ended November 30, 1995. This report begins with a brief commentary on the municipal bond market. Following the commentary is a complete listing of fund investments and its financial statements.

Biltmore South Carolina Municipal Bond Fund helps to pursue monthly income exempt from federal regular income tax and South Carolina state income tax.* The fund invests in a portfolio of bonds issued by municipalities across South Carolina that are rated A or higher at the time of purchase by nationally recognized rating agencies.

Consistent with a highly favorable interest rate environment during the reporting period, the fund rewarded shareholders with total return figures based on net asset value and maximum offering price of 16.97% and 11.75%, respectively,** dividends totaling $0.56 per share, capital gains of $0.10 per share, and a $1.00 increase in share price. Total net assets reached $94 million on the last day of the reporting period.

Thank you for selecting Biltmore South Carolina Municipal Bond Fund to help you keep more of what you earn. We look forward to keeping you informed about your investment and we welcome your comments and suggestions.

Sincerely,


John W. McGonigle
President
January 15, 1996

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

The municipal bond market enjoyed strong gains during the fiscal year, the result of a continued sharp decline in new issues, a favorable interest rate environment and low inflation. Discussions of a flat tax in Washington restrained the municipal bond market early in 1995. By mid-year, however, the rhetoric subsided a bit, enabling municipal bonds to participate in an extended rally. During the fiscal year ended November 30, 1995, the Fund had a total return of 16.97% based on net asset value and 11.75% based on the maximum offering price.*

Signs of slower economic growth late in the year helped push the yield of 30-year AAA general obligation municipal bonds down, from 6.75% on November 30, 1994, to 5.35% on November 30, 1995. The Fund's portfolio manager extended duration during the fiscal year in anticipation of lower interest rates. The portfolio manager also attempted to take advantage of lower interest rates by selling premium, callable bonds and buying discounted bonds.

On November 30, 1995, net assets of the Fund totaled $93.7 million. The 30-day SEC yield was 4.55% based on net asset value and 4.34% based on the maximum offering price.* The Fund ended the period with an average duration of 6.62 years.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

   GROWTH OF $10,000 INVESTED IN BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore South Carolina Municipal Bond Fund (the "Fund") from January 11, 1991 (start of performance) to November 30, 1995 compared to the Lehman Brothers State General Obligation Bond Index.+

                             [INSERT CHART HERE- SEE APPENDIX]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 4.50% ($10,000 investment minus $450 sales load = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers State General Obligation Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales loads.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales load, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 16.97% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 8.14% for the period from January 11, 1991 (start of performance) through November 30, 1995.

 +The Lehman Brothers State General Obligation Bond is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--98.3%
              SOUTH CAROLINA--98.3%
$    100,000  Aiken County, SC, 7.00% GO Bonds, 2/1/2002                                  A   $     104,426
     540,000  Barnwell County, SC, School District, 5.60% GO Bonds (Original
              Issue Yield: 5.65%)/(Callable 2/1/2005 @ 102)/ (AMBAC Insured),
              2/1/2012                                                                  AAA         552,793
     570,000  Barnwell County, SC, School District, 5.60% GO Bonds (Original
              Issue Yield: 5.70%)/(Callable 2/1/2005 @ 102)/ (AMBAC Insured),
              2/1/2013                                                                  AAA         583,503
     675,000  Beaufort County, SC, 7.125% Lease Certificate of Participation
              (Beaufort Memorial Hospital Project)/(AMBAC Insured),
              6/1/2012                                                                  AAA         753,584
   1,000,000  Beaufort County, SC, Planning and Development Corp., 5.00% Lease
              Certificate of Participation (Hilton Head Island Airport
              Terminal)/(Series 1993), 7/1/2001                                           A       1,017,500
     150,000  Beaufort County, SC, School District, 7.80% GO Bonds,
              12/1/1996                                                                   A         156,165
     855,000  Beaufort-Jasper County, SC, Water & Sewer Authority, 5.90%
              Revenue Bonds (FGIC Insured), 3/1/2016                                    AAA         881,514
     750,000  Berkeley County, SC, 6.50% Pollution control Revenue Bonds (SCE &
              G Project), 10/1/2014                                                      A-         804,593
   1,500,000  Berkeley County, SC, Water & Sewer, 5.50% (MBIA Insured),
              6/1/2013                                                                  AAA       1,518,255
     935,000  Berkeley County, SC, Water & Sewer, 6.00% (MBIA Insured),
              6/1/2010                                                                  AAA         971,072
     950,000  Berkeley County, SC, Water & Sewer, 7.00% Revenue Bonds (MBIA
              Insured), 6/1/2016                                                        AAA       1,088,529
   1,105,000  Charleston County, SC, 4.75% District Airport Revenue Bonds (MBIA
              Insured)/(Callable 7/1/2002 @ 100)/(Original Issue Yield:
              5.571%), 7/1/2015                                                         AAA       1,009,429
   1,000,000  Charleston County, SC, 7.10% Lease Certificate of Participation
              (MBIA Insured), 6/1/2011                                                  AAA       1,150,670
   1,315,000  Charleston County, SC, 9.00% GO UT Bonds (State Aid Withholding),
              6/1/2001                                                                   AA       1,611,756
     310,000  Charleston County, SC, 9.00% Resource Recovery Bonds (Foster
              Wheeler Project), 1/1/2005                                                  A         342,838



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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              SOUTH CAROLINA--CONTINUED
$  1,000,000  Charleston County, SC, Water Works & Sewer, 6.00% Revenue Bonds,
              1/1/2012                                                                  AA-   $   1,046,500
   1,500,000  Charleston County, SC, Water Works & Sewer, 7.00% Revenue Bonds
              (Series A), 1/1/2015                                                      AA-       1,535,610
     400,000  Charleston County, SC, Water Works & Sewer, 7.05% Revenue Bonds,
              (Series A), 1/1/2006                                                       AA         409,592
   1,125,000  Chester County, SC, School District, 6.85% GO Bonds,
              2/1/2009                                                                    A       1,251,281
     875,000  Chester County, SC, School District, 6.85% GO Bonds,
              2/1/2012                                                                    A         973,219
     250,000  City of Charleston, SC, 6.30% GO Bonds, 9/1/2005                           AA         273,300
   1,000,000  City of Charleston, SC, 6.50% GO Bonds, 6/1/2012                           AA       1,075,350
   1,000,000  Columbia, SC, Parking Facilities, 5.875% Revenue Refunding Bonds
              (AMBAC Insured), 12/1/2013                                                AAA       1,048,750
   1,500,000  Columbia, SC, Waterworks & Sewer System, 5.70% Revenue Refunding
              Bonds, 2/1/2010                                                            AA       1,586,010
     355,000  Columbia, SC, Waterworks & Sewer System, 6.30% Revenue Bonds,
              2/1/2000                                                                   AA         382,161
     600,000  Dorchester County, SC, School District Pound2, 6.65% GO Bonds
              (MBIA Insured), 7/1/2012                                                  AAA         660,468
     870,000  Edgefield County, SC, School District, 6.40% GO Refunding Bonds
              (FSA Insured), 2/1/2009                                                   AAA         958,931
   2,000,000  Fairfield County, SC, 6.50% Pollution Control Revenue Bonds,
              9/1/2014                                                                    A       2,136,480
     500,000  Florence County, SC, 6.75% Revenue Bonds (McLeod Regional Medical
              Center Project)/(FGIC Insured), 11/1/2010                                 AAA         550,050
   1,465,000  Florence County, SC, Water Works & Sewer, 5.00% Revenue Bonds
              (AMBAC Insured), 3/1/2004                                                 AAA       1,495,179
     800,000  Grand Strand Water & Sewer Authority, 6.00% Revenue Bonds (MBIA
              Insured), 6/1/2019                                                        AAA         822,720
   2,805,000  Grand Strand Water & Sewer Authority, 6.375% Revenue Bonds (MBIA
              Insured), 6/1/2012                                                        AAA       3,165,471
     760,000  Greenville, SC, 7.00% Hospital Revenue Bonds, 5/1/2017                    AA-         813,937
     500,000  Greenville, SC, 7.60% Revenue Bonds (Airport Project)/ (AMBAC
              Insured), 7/1/2000                                                        AAA         519,815
     500,000  Greenville, SC, IDR, 7.10% Revenue Bonds (Lockheed Aeromod
              Facility Project), 11/1/2011                                                A         541,890



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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              SOUTH CAROLINA--CONTINUED
$  1,000,000  Hilton Head, SC, Public Facilities Corporation, 5.4% Certificate
              of Participation (Original Issue Yield: 5.60%)/ (Callable
              3/1/2005 @ 102)/(AMBAC Insured), 3/1/2009                                 AAA   $   1,018,070
     980,000  Horry County, SC, 4.65% GO Bonds (MBIA Insured),
              12/1/2005                                                                 AAA         967,280
     100,000  Horry County, SC, 7.45% GO Bonds, 12/1/2004                                A+         111,386
   1,110,000  Horry County, SC, School District, 4.70% GO Refunding Bonds
              (Series B), 4/1/2002                                                      AAA       1,122,365
     600,000  Horry County, SC, School District, 7.00% GO Bonds, 1/1/2005                 A         672,036
     450,000  Horry County, SC, School District, 7.00% GO Bonds,
              12/1/2003                                                                   A         482,450
   1,960,000  Lancaster County, SC, School District, 6.50% GO Bonds (MBIA
              Insured), 7/1/2008                                                        AAA       2,155,530
     175,000  Lexington County, SC, IDR, 8.00% (J.B. White Project)/
              (Mercantile Stores Guaranteed), 1/1/2011                                   NR         196,910
     805,000  Medical University, SC, Hospital Facilities, 5.25% (MBIA
              Insured), 7/1/2004                                                        AAA         840,283
     200,000  Medical University, SC, Hospital Facilities, 7.125% Revenue Bonds
              (Series A), 7/1/2004                                                       A+         219,384
   2,000,000  North Charleston, SC, Sewer District, 6.00% Revenue Bonds (MBIA
              Insured), 7/1/2018                                                        AAA       2,059,520
     500,000  North Charleston, SC, Sewer District, 6.00% Revenue Bonds (Series
              A)/(MBIA Insured), 7/1/2018                                               AAA         514,880
   2,500,000  Oconee County, SC, 5.80% Pollution Control Revenue Bonds
              (Callable 4/1/2003 @ 102)/(Original Issue Yield: 5.80%),
              4/1/2014                                                                  AA-       2,532,125
   1,275,000  Oconee County, SC, School District, 5.10% GO Bonds (MBIA
              Insured)/(Callable 9/1/2005 @ 102)/(Original Issue Yield: 5.50%),
              9/1/2013                                                                  AAA       1,240,792
   1,250,000  Pickens & Richland Counties, SC, 7.00% Revenue Bonds (Baptist
              Hospital)/(Series A)/(AMBAC Insured), 8/1/2017, Prerefunded
              8/1/2001 @ 102                                                            AAA       1,436,388
   1,000,000  Piedmont Municipal Power Agency, SC, 5.50% Electric Revenue
              Bonds, (MBIA Insured), 1/1/2013                                           AAA       1,026,220
   1,135,000  Piedmont Municipal Power Agency, SC, 6.375% Electric Revenue
              Bonds (Series A)/(FGIC Insured), 1/1/2006                                 AAA       1,279,940



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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              SOUTH CAROLINA--CONTINUED
$  1,000,000  Piedmont Municipal Power Agency, SC, 6.50% Electric Revenue Bonds
              (FGIC Insured), 1/1/2011                                                  AAA   $   1,083,310
     590,000  Piedmont Municipal Power Agency, SC, 6.85% Electric Revenue Bonds
              (FGIC Insured), 1/1/2007                                                  AAA         659,638
     100,000  Piedmont Municipal Power Agency, SC, 7.40% Electric Revenue Bonds
              (Series A)/(AMBAC Insured), 1/1/2018                                      AAA         107,832
   1,390,000  Richland County, SC, 6.25% GO Bonds (Series B), 3/1/2001                   AA       1,514,419
   1,250,000  Richland County, SC, 6.25% GO Bonds, 3/1/2011                              AA       1,363,550
   1,000,000  Richland County, SC, 6.75% Pollution Control Revenue Bonds (Union
              Camp Project), 5/1/2022                                                    A1       1,054,350
     600,000  Richland County, SC, 7.10% Hospital Revenue Bonds (Community
              Provider Pool)/(Capital Guaranty Insured),
              7/1/2005                                                                  AAA         681,318
     650,000  Richland County, SC, 7.45% Pollution Control Revenue Bonds
              (Series A), 4/1/2021                                                       A1         718,549
     255,000  Richland County, SC, Hospital Facility, 8.125% Revenue Bonds (Sun
              Health Network Project)/(Summitomo Bank, Ltd. LOC), 10/1/2011             AA3         280,949
   1,325,000  Richland-Lexington, SC, 6.125% District Airport Revenue Bonds
              (Columbia Metropolitan Airport)/(AMBAC Insured),
              1/1/2025                                                                  AAA       1,371,547
   1,000,000  Rock Hill, SC, Combined Public Utility Authority, 6.75% Revenue
              Bonds (AMBAC Insured), 1/1/2010, Prerefunded
              1/1/2000 @ 102                                                            AAA       1,110,860
     165,000  Rock Hill, SC, Housing Development Corp., 7.50% Revenue Bonds
              (FNMA Guaranteed), 7/1/2010                                               AAA         180,842
   1,000,000  South Carolina HFA, 6.45% Revenue Bonds (Series A-1),
              7/1/2017                                                                   Aa       1,034,820
   1,200,000  South Carolina HFA, 7.30% Revenue Bonds, 7/1/2011                          AA       1,288,500
     100,000  South Carolina HFA, 7.50% Revenue Bonds, 7/1/2011                          AA         107,496
     500,000  South Carolina HFA, 7.70% Revenue Bonds (Series C),
              7/1/2011                                                                   AA         537,475
     520,000  South Carolina HFA, 7.75% Revenue Bonds (Series C),
              7/1/2022                                                                   AA         553,561
   1,000,000  South Carolina Port Authority, 6.50% Revenue Bonds
              (AMBAC Insured), 7/1/2006                                                 AAA       1,089,490



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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              SOUTH CAROLINA--CONTINUED
$  1,000,000  South Carolina Port Authority, 6.625% Revenue Bonds (AMBAC
              Insured), 7/1/2011                                                        AAA   $   1,087,090
     525,000  South Carolina Port Authority, 6.75% Revenue Bonds
              (AMBAC Insured), 7/1/2021                                                 AAA         568,538
   2,500,000  South Carolina Public Service Authority, 5.125% Revenue Refunding
              Bonds (Series C)/(MBIA Insured), 1/1/2032                                 AAA       2,362,825
   1,950,000  South Carolina Public Service Authority, 6.50% Revenue Bonds
              (Santee Cooper)/(Series D)/(AMBAC Insured), 7/1/2014                      AAA       2,120,391
     600,000  South Carolina Public Service Authority, 7.00% Revenue Bonds
              (Series C), 7/1/2012                                                       A+         619,866
   1,125,000  South Carolina Public Service Authority, 7.30% Revenue Bonds,
              7/1/2021                                                                   A+       1,163,846
     500,000  South Carolina Resource Authority, 7.00% Revenue Bonds (Series
              A), 6/1/2003                                                               AA         551,290
   1,000,000  South Carolina State Educational Assistance Authority (Guaranteed
              Student Loan Insured)/(Original Issue Yield: 5.75%)/(Sub Lien-B),
              5.70% Revenue Bonds, 9/1/2005                                               A       1,029,300
   1,000,000  South Carolina State Educational Assistance Authority, 5.80%
              Revenue Refunding Bonds (Guaranteed Student Loans),
              9/1/2004                                                                  AAA       1,051,500
     405,000  South Carolina State Educational Assistance Authority, 6.50%
              Revenue Bonds, 9/1/2004                                                    AA         433,755
   1,035,000  South Carolina State, 4.40% GO UT Refunding Bonds
              (Series B)/(State Aid Withholding), 4/1/2001                              AAA       1,043,518
   4,500,000  South Carolina State, 5.00% GO UT Revenue Bonds
              (Series A), 3/1/2008                                                      AAA       4,532,400
   1,000,000  South Carolina State, 5.00%, GO Bonds (Series A), 2/1/2009                AAA         998,500
     975,000  South Carolina State, 6.15% Housing Authority Revenue Refunding
              Bonds (Series A), 7/1/2008                                                 AA       1,035,752
     200,000  Spartanburg County, SC, 7.80% Revenue Bonds (Mary Black Hospital
              Project), 10/1/2000, Prerefunded 10/1/98 @ 102                             A-         223,058
     100,000  Spartanburg County, SC, 8.25% Revenue Bonds (Mary Black Hospital
              Project), 10/1/2008, Prerefunded 10/1/98 @ 102                             A-         112,123
   1,500,000  Spartanburg County, SC, Health Services District, 5.50% Revenue
              Bonds (AMBAC Insured)/(Callable 4/15/2005 @ 102)/ (Original Issue
              Yield: 5.70%), 4/15/2015                                                  AAA       1,501,785



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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

 Principal
   Amount                                                                          Credit
 or Shares                                                                         Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              SOUTH CAROLINA--CONTINUED
$  1,000,000  Spartanburg County, SC, Hospital Facilities, 6.55% Revenue
              Refunding Bonds (Spartanburg General Hospital System)/ (Series
              A)/(FSA Insured), 4/15/2010                                               AAA   $   1,095,660
     450,000  Spartanburg County, SC, Leased Housing Corp., 7.50% Revenue
              Bonds, 10/1/2011                                                            A         490,243
   1,000,000  Sumter County, SC, Hospital Facilities, 6.625% Revenue Refunding
              Bonds (Tuomey Regional Medical Center)/(MBIA Insured), 11/15/2004         AAA       1,136,660
   1,300,000  Western Carolina Regional Sewer Authority, 5.50% Revenue
              Refunding Bonds, (FGIC Insured), 3/1/2010                                 AAA       1,331,602
   1,000,000  York County, SC, 4.90% GO Bonds (AMBAC Insured),
              6/1/2010                                                                  AAA         973,980
     200,000  York County, SC, School District Pound3, 9.00% GO Bonds
              (MBIA Insured), 6/1/1997                                                  AAA         214,883
                                                                                              -------------
              Total Long-Term Municipal Securities
              (identified cost $87,325,125)                                                      92,085,971
                                                                                              -------------
Open Ended Investment Companies--1.5%
   1,411,212  Fidelity Tax-Exempt Money Market Fund (at net asset value)                          1,411,212
                                                                                              -------------
              Total Investments (identified cost $88,736,337)(b)                              $  93,497,183+
                                                                                              -------------


(a) At November 30, 1995, 12.96% of the total investments at market value were subject to alternative minumum tax.

(b) The cost of investments for federal tax purposes amounts to $88,736,337. The net unrealized appreciation of investments on a federal tax basis amounts to $4,760,846 which is comprised of $4,869,863 appreciation and $109,017 depreciation at November 30, 1995.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($93,724,847) at November 30, 1995.


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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GO--General Obligation
GTD--Guaranty
HFA--Housing Finance Authority
IDR--Industrial Development Revenue
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

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--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments at value (identified and tax cost $88,736,337)                                  $  93,497,183
Income receivable                                                                               1,900,011
Receivable for shares sold                                                                        167,202
Deferred expenses                                                                                   1,081
                                                                                            -------------
     Total assets                                                                              95,565,477
Liabilities:
Payable for investments purchased                                             $  1,467,600
Payable for shares redeemed                                                         91,350
Income distribution payable                                                        223,783
Payable to Bank                                                                        570
Accrued expenses                                                                    57,327
                                                                              ------------
     Total liabilities                                                                          1,840,630
                                                                                            -------------
Net Assets for 8,481,452 shares outstanding                                                 $  93,724,847
                                                                                            -------------
Net Assets Consist of:
Paid in capital                                                                             $  88,664,218
Net unrealized appreciation of investments                                                      4,760,846
Accumulated net realized gain on investments                                                      299,783
                                                                                            -------------
     Total Net Assets                                                                       $  93,724,847
                                                                                            -------------
Net Asset Value and Redemption Proceeds Per Share:
($93,724,847 / 8,481,452 shares outstanding)                                                       $11.05
                                                                                            -------------
Offering Price Per Share: (100/95.50 of $11.05)*                                                   $11.57
                                                                                            -------------


 * See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


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                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                    $   4,959,973
Expenses:
Investment advisory fee                                                        $   639,686
Administrative personnel and services fee                                           76,587
Custodian fees                                                                      17,060
Transfer agent and dividend disbursing agent fees and expenses                      78,321
Trustees' fees                                                                       7,651
Auditing fees                                                                       15,030
Legal fees                                                                           5,360
Portfolio accounting fees                                                           61,522
Share registration costs                                                            17,559
Printing and postage                                                                28,652
Insurance premiums                                                                   4,526
Miscellaneous                                                                       12,189
                                                                               -----------
     Total expenses                                                                964,143
  Waiver of investment advisory fee                                            $  (469,407)
                                                                               -----------
       Net expenses                                                                               494,736
                                                                                            -------------
          Net investment income                                                                 4,465,237
                                                                                            -------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                  300,614
Net change in unrealized appreciation on investments                                            8,307,203
                                                                                            -------------
     Net realized and unrealized gain on investments                                            8,607,817
                                                                                            -------------
          Change in net assets resulting from operations                                    $  13,073,054
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


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--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended November 30,       1995            1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                      $    4,465,237  $    4,347,034
Net realized gain on investments ($300,614 and $736,173 net gains,
respectively, as computed for federal tax purposes)                               300,614         736,173
Net change in unrealized appreciation (depreciation)                            8,307,203      (8,983,137)
                                                                           --------------  --------------
     Change in net assets resulting from operations                            13,073,054      (3,899,930)
                                                                           --------------  --------------
Distributions to Shareholders--
Distributions from net investment income                                       (4,465,237)     (4,347,034)
Distributions from net realized gains                                            (737,507)       (226,365)
                                                                           --------------  --------------
     Change in net assets resulting from distributions to
     shareholders                                                              (5,202,744)     (4,573,399)
                                                                           --------------  --------------
Share Transactions--
Proceeds from sale of shares                                                   18,511,981      22,357,697
Net asset value of shares issued to shareholders in payment of distribu-
tions declared                                                                  2,122,444       1,805,778
Cost of shares redeemed                                                       (10,775,249)    (23,066,099)
                                                                           --------------  --------------
     Change in net assets resulting from share transactions                     9,859,176       1,097,376
                                                                           --------------  --------------
          Change in net assets                                                 17,729,486      (7,375,953)
Net Assets:
Beginning of period                                                            75,995,361      83,371,314
                                                                           --------------  --------------
End of period                                                              $   93,724,847  $   75,995,361
                                                                           --------------  --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         Year Ended   11/30/95     11/30/94     11/30/93**      9/30/93      9/30/92     9/30/91*
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $   10.05    $   11.12     $   11.27     $   10.53    $   10.17    $   10.00
Income from investment operations
  Net investment income                    0.56         0.56          0.10          0.59         0.60         0.43
  Net realized and unrealized gain
  (loss) on investments                    1.10        (1.04)        (0.15)         0.74         0.36         0.17
                                     -----------  -----------  -------------  -----------  -----------  -----------
  Total from investment operations         1.66        (0.48)        (0.05)         1.33         0.96         0.60
                                     -----------  -----------  -------------  -----------  -----------  -----------
Less distributions
  Distributions from net investment
  income                                  (0.56)       (0.56)        (0.10)        (0.59)       (0.60)       (0.43)
  Distributions from net realized
  gain on investment transactions         (0.10)       (0.03)         0.00          0.00         0.00         0.00
                                     -----------  -----------  -------------  -----------  -----------  -----------
  Total distributions                     (0.66)       (0.59)        (0.10)        (0.59)       (0.60)       (0.43)
                                     -----------  -----------  -------------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD        $   11.05    $   10.05     $   11.12     $   11.27    $   10.53    $   10.17
                                     -----------  -----------  -------------  -----------  -----------  -----------
Total Return (a)                          16.97%       (4.52%)       (0.48%)       13.03%        9.73%        6.32%
Ratios to Average Net Assets
  Expenses                                 0.58%        0.60%         0.55%(c)       0.55%       0.61%        0.82%(c)
  Net investment income                    5.23%        5.22%         5.11%(c)       5.46%       5.83%        5.73%(c)
  Expense waiver/
  reimbursement (b)                        0.55%        0.59%         0.60%(c)       0.62%       0.73%        0.86%(c)
Supplemental Data
  Net assets, end of period (000
  omitted)                              $93,725      $75,995       $83,371       $82,674      $63,139      $21,438
  Portfolio turnover                         15%          23%            2%            4%           0%           0%


  * Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.

 ** Reflects operations for the two months ended November 30, 1993.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Muncipal Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Biltmore South Carolina Muncipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering the shares, have been deferred and are being amortized using the straight line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                       Year Ended November 30,     1995         1994
--------------------------------------------------------------------------------------------------------
Shares sold                                                                       1,737,284    2,062,564
Shares issued to shareholders in payment of
distributions declared                                                              200,360      169,074
Shares redeemed                                                                  (1,014,536)  (2,169,631)
                                                                                -----------  -----------
     Net change resulting from share transactions                                   923,108       62,007
                                                                                -----------  -----------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Bank of South Carolina, N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $30,060 were borne initially by FAS. The Fund has agreed to reimburse Federated Administrative Services for the organizational expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $4,253 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended
November 30, 1995, were as follows:

Purchases                                                                                   $  22,749,435
                                                                                            -------------
Sales                                                                                       $  11,944,985
                                                                                            -------------


(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at November 30, 1995, 53.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 26.4% of total investments.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE MUNICIPAL FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore South Carolina Municipal Bond Fund (one of the portfolios comprising The Biltmore Municipal Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore South Carolina Municipal Bond Fund of The Biltmore Municipal Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Securities Corp.
is the distributor of the fund.                            Cusip 090313107

831-15                                                     G01512-13(1/96)



                               ANNUAL REPORT
                                   DATED
                             NOVEMBER 30, 1995

                             JANUARY 31, 1996


                           BILTMORE NORTH CAROLINA
                             MUNICIPAL BOND FUND

                             WACHOVIA INVESTMENTS
                          MAKE YOURSELF COMFORTABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the first Annual Report to Shareholders of Biltmore North Carolina Municipal Bond Fund. This report covers the period from December 26, 1994, when the fund began operation, through November 30, 1995. It begins with a brief commentary on the municipal bond market. Following the commentary is a complete listing of fund investments and its financial statements.

Biltmore North Carolina Municipal Bond Fund helps you pursue monthly income exempt from federal regular income tax and North Carolina state income tax.* The fund invests in a portfolio of bonds issued by municipalities across North Carolina that are rated A or higher by nationally recognized rating agencies.

Consistent with a highly favorable interest rate environment during the reporting period, the fund rewarded shareholders with total return figures based on net asset value and maximum offering price of 14.40% and 9.26%, respectively,** dividends totaling $0.43 per share, and a $0.99 increase in share price. Total net assets reached $18.6 million on the last day of the reporting period.

Thank you for selecting Biltmore North Carolina Municipal Bond Fund to help you keep more of what you earn. We look forward to keeping you informed about your investment, and we welcome your comments and suggestions.

Sincerely,


John W. McGonigle
President
January 15, 1996

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

The municipal bond market enjoyed strong gains during the fiscal year, the result of a continued sharp decline in new issues, a favorable interest rate environment, and low inflation. Discussions of a flat tax in Washington restrained the municipal bond market early in 1995. By mid-year, however, the rhetoric subsided a bit, enabling municipal bonds to participate in an extended rally. For the twelve month period ended November 30, 1995, the Lehman Brothers State General Obligations Bond Index* had a total return of 17.34%.

Signs of slower economic growth late in the year helped push the yield of 30-year AAA general obligation municipal bonds down, from 6.75% on November 30, 1994, to 5.35% on November 30, 1995. The Fund's portfolio manager extended duration during the twelve month period in anticipation of lower interest rates. The portfolio manager also attempted to take advantage of lower interest rates by selling premium, callable bonds and buying discounted bonds.

On November 30, 1995, net assets of the Fund totaled $18.6 million. The 30-day SEC yield was 4.27% based on net asset value and 4.07% based on the maximum offering price.** The Fund ended the period with an average duration of 7.05 years.

 *The Lehman Brothers State General Obligations Index is comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979. This index is unmanaged, and investments may not be made in an index.

**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

   GROWTH OF $10,000 INVESTED IN BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore North Carolina Municipal Bond Fund (the "Fund") from December 23, 1994 (start of performance) to November 30, 1995 compared to the Lehman Brothers State General Obligation Bond Index.+

                             [INSERT CHART HERE-SEE APPENDIX]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 4.50% ($10,000 investment minus $450 sales load = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers State General Obligation Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales load.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales load, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 14.40% for the period December 23, 1994 (start of performance) through November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus.

 +The Lehman Brothers State General Obligation Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--94.6%
              NORTH CAROLINA--94.6%
$    190,000  Buncombe County, NC, 5.20% GO UT Bonds (Callable
              5/1/2003 @ 102), 5/1/2008                                                  Aa   $     194,271
     250,000  Charlotte, NC, 5.0% GO Bonds, 2/1/2009                                    AAA         252,025
     840,000  Charlotte, NC, 5.00% GO UT Refunding Bonds (Original
              Issue Yield: 5.15%), 2/1/2012                                             AAA         833,960
     900,000  Charlotte, NC, 5.30% GO Bonds (Series A)/(Callable 4/1/2005 @
              101.50)/(Original Issue Yield: 5.05%), 4/1/2008                           AAA         935,937
     100,000  Charlotte, NC, Water & Sewer, 5.70% GO UT Bonds (Callable
              2/1/2004 @ 101.5), 2/1/2007                                               AAA         107,449
     960,000  Charlotte-Mecklenburg, NC, Hospital Authority, 5.75% Health Care
              System Revenue Refunding Bonds (Callable 1/1/2002
              @ 102)/(Original Issue Yield: 6.498%), 1/1/2012                            AA         969,830
     100,000  Cumberland County, NC, 5.70% GO UT Bonds (Callable
              2/1/2003 @ 101.5)/(MBIA Insured), 2/1/2006                                AAA         106,647
     100,000  Cumberland County, NC, 6.375% Certificate of Participation (Civic
              Center Project)/(Series A)/(Callable 12/1/2004 @ 102)/ (AMBAC
              Insured)/(Original Issue Yield: 6.50%), 12/1/2010                         AAA         109,736
     210,000  Cumberland County, NC, Hospital System, 6.00% Revenue Bonds
              (Callable 10/1/2001 @ 100)/(MBIA Insured)/(Original Issue Yield:
              6.84%), 10/1/2021                                                         AAA         215,004
     615,000  Currituck County, NC, 5.40% GO Bonds (MBIA Insured)/ (Callable
              4/1/2005 @ 102)/(Original Issue Yield: 5.35%),
              4/1/2009                                                                  AAA         632,952
     400,000  Currituck County, NC, 5.40% GO Bonds (MBIA Insured)/ (Callable
              4/1/2005 @ 102)/(Original Issue Yield: 5.70%),
              4/1/2013                                                                  AAA         406,972
     110,000  Dare County, NC, 5.00% GO UT Refunding Bonds (Callable
              5/1/2003 @ 102)/(MBIA Insured), 5/1/2010                                  AAA         109,270
     100,000  Durham County, NC, 5.75% GO UT Bonds (Callable 2/1/2002 @ 102),
              2/1/2009                                                                  AAA         105,762
      50,000  Durham County, NC, Public Improvements 5.80% GO UT Bonds
              (Callable 4/1/2004 @ 102)/(Original Issue Yield: 6.00%), 4/1/2010         AAA          53,412
     100,000  Durham, NC, 5.80% GO UT Revenue Bonds (Callable
              2/1/2005 @ 102)/(Original Issue Yield: 5.95%), 2/1/2012                   AAA         106,063



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              NORTH CAROLINA--CONTINUED
$     50,000  Durham, NC, Water & Sewer Utility System, 5.80% Revenue Bonds
              (Original Issue Yield: 5.85%), 12/1/2003                                   AA   $      54,101
     410,000  East Carolina University, NC, 5.25% Revenue Bonds (Student
              Services System)/(Callable 5/1/2003 @ 102), 5/1/2007                        A         414,842
     100,000  East Carolina University, NC, 5.50% Revenue Bonds (Student
              Services System)/(Callable 5/1/2003 @ 102)/(Original Issue Yield:
              5.60%), 5/1/2018                                                            A          99,168
     500,000  Fayetteville, NC, Public Works Community, 4.75% Revenue Refunding
              Bonds (Callable 3/1/2003 @ 100)/(FGIC Insured)/ (Original Issue
              Yield: 5.23%), 3/1/2014                                                   AAA         465,555
     500,000  Franklin County, NC, 6.10% Certificate of Participation (FGIC
              Insured)/(Original Issue Yield: 6.20%), 6/1/2003                          AAA         547,965
     330,000  Fremont, NC, Housing Development Corp. 6.75% Revenue Refunding
              Bonds (Torhunta Apartments)/(Callable 7/15/2003
              @ 100)/(FNMA Collateralized)/(FHA Insured), 7/15/2022                     Aaa         341,877
     500,000  Gastonia, NC, 5.30% GO Bonds (FGIC Insured)/(Callable
              6/1/2005 @ 102)/(Original Issue Yield: 5.40%), 6/1/2009                   AAA         512,375
     100,000  Gastonia, NC, Combined Utilities System, 6.00% Revenue Bonds
              (Callable 5/1/2004 @ 102)/(MBIA Insured)/(Original Issue Yield:
              6.10%), 5/1/2014                                                          AAA         104,932
     105,000  Greensboro, NC, 6.65% Certificate of Participation (Coliseum
              Arena Expansion Project)/(Callable 12/1/2001 @ 102)/(Original
              Issue Yield: 6.70%), 12/1/2004                                             AA         117,220
     100,000  Greenville, NC, Combined Enterprise System, 5.70% Revenue Bonds
              (Callable 9/1/2004 @ 102)/(Original Issue Yield: 5.75%), 9/1/2006          A+         106,832
      75,000  Harnett County, NC, 5.90% Certificate of Participation (AMBAC
              Insured), 12/1/2000                                                       AAA          80,542
     600,000  High Point, NC, 5.60% GO UT Revenue Bonds (Callable
              3/1/2005 @ 101-1/2), 3/1/2008                                              AA         636,510
     100,000  Martin County, NC, Industrial Facilities, 6.80% Pollution
              Control Revenue Bonds (Solid Waste Disposal-
              Weyerhaeuser)/(Callable 5/1/2004 @ 102), 5/1/2024                          A2         108,655
     100,000  Mecklenburg County, NC, 5.90% GO UT Refunding Bonds (Callable
              3/1/2002 @ 101), 3/1/2004                                                 AAA         108,448
     100,000  Mecklenburg County, NC, Public Improvements, 6.25%
              GO UT Bonds, 1/1/2010, Prerefunded 1/1/2002 @ 102                         AAA         111,884



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              NORTH CAROLINA--CONTINUED
$    505,000  Monroe, NC, Combined Enterprise System, 6.00% Revenue Bonds
              (Callable 3/1/2004 @ 102)/(Original Issue Yield: 6.20%), 3/1/2019           A   $     522,337
     100,000  North Carolina Educational Facilities, 6.00% GO Revenue Refunding
              Bonds (Callable 12/1/2002 @ 102)/(Original Issue Yield: 6.20%),
              12/1/2012                                                                 AA-         104,487
     100,000  North Carolina HFA, 6.60% Revenue Bonds (Callable
              9/1/2004 @ 102)/(Single Family Revenue-Series Z), 9/1/2026                 A+         103,410
      20,000  North Carolina HFA, 6.90% Revenue Refunding Bonds (Series
              B)/(Callable 7/1/2002 @ 102)/(FHA Insured), 7/1/2024                       Aa          21,138
     765,000  North Carolina Medical Care Community Hospital, 5.375% Hospital
              Revenue Bonds (Scotland Memorial Hospital)/
              (Callable 10/1/2004 @ 102)/(Original Issue Yield: 5.60%)/
              (Asset Guaranty Insured), 10/1/2011                                        AA         749,379
      50,000  North Carolina Medical Care Community, 6.125% Revenue Refunding
              Bonds (Rex Hospital Project)/(Callable 6/1/2003
              @ 102)/(Original Issue Yield: 6.219%), 6/1/2010                            A1          53,434
     850,000  North Carolina Medical Care Community, 7.375% Revenue Refunding
              Bonds (Presbyterian Hospital Project)/(Original Issue Yield:
              7.417%), 10/1/2020, Prerefunded 10/1/2000
              @ 102                                                                     AAA         982,872
     115,000  North Carolina Municipal Power Agency, 5.90% Revenue Refunding
              Bonds (No. 1 Catawba Electric)/(Original Issue Yield: 5.95%),
              1/1/2003                                                                    A         120,338
     100,000  North Carolina Municipal Power Agency, 7.875% Revenue Refunding
              Bonds, 1/1/2019, Prerefunded 1/1/1998 @ 102                               AAA         109,730
     400,000  North Carolina State, 4.70% GO Bonds (Series A)/(Callable
              2/1/2004 @ 100.50), 2/1/2005                                              AAA         403,388
   1,000,000  North Carolina State, 4.80% GO UT Refunding Bonds (Prison
              Facilities)/(Series C)/(Callable 3/1/2002 @ 102), 3/1/2009                AAA         981,760
     575,000  Onslow County, NC, 5.70% GO Bonds (MBIA Insured)/
              (Original Issue Yield: 5.85%)/(Callable 3/1/2005 @ 102),
              3/1/2013                                                                  AAA         607,758



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

 Principal
   Amount                                                                          Credit
 or Shares                                                                         Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              NORTH CAROLINA--CONTINUED
$    400,000  Raleigh, NC, 6.40% GO Bonds (Underwriter-Merrill Lynch Capital
              Markets)/(Original Issue Yield: 6.55%)/(Callable
              3/1/2001 @ 102), 3/1/2006                                                 AAA   $     438,836
     800,000  Randolph County, NC, 4.875% Certificate of Participation
              (Underwriter-Alex Brown & Sons)/(Callable 6/1/2005
              @ 102)/(Original Issue Yield: 5.05%), 6/1/2006                            AAA         799,344
     500,000  Robeson County, NC, 4.90% GO Bonds (AMBAC Insured)/ (Callable
              2/1/2004 @ 101.50)/(Original Issue Yield: 4.95%),
              2/1/2007                                                                  AAA         503,565
     250,000  Rutherford County, NC, 5.10% GO UT Refunding Bonds
              (Callable 6/1/2003 @ 102)/(MBIA Insured), 6/1/2009                        AAA         252,064
   1,165,000  Shelby, NC, Housing Development Corp., 6.10% Revenue Bonds
              (Hickory Creek Apartments)/(FNMA FHA 221(D)4)/ (Callable 8/1/2005
              @ 102)/(Original Issue Yield: 6.099%),
              2/1/2023                                                                  AAA       1,182,370
      50,000  University of North Carolina, Utility System, 7.30% Revenue
              Bonds, 8/1/2011, Prerefunded 8/1/2011 @ 103                               AAA          52,742
     650,000  Wake County, NC, 4.70% GO UT Refunding Bonds
              (Callable 4/1/2003 @ 101), 4/1/2005                                       AAA         655,590
      75,000  Wilmington, NC, Water Utilities, 5.60% GO UT Revenue Bonds
              (Callable 6/1/2004 @ 102), 6/1/2010                                        A1          78,629
                                                                                              -------------
              Total Long-Term Municipal Securities
              (identified cost $16,886,953)                                                      17,673,367
                                                                                              -------------
Short-Term Municipal Securities--2.4%
     200,000  Alamance County, NC, Industrial Facilities, Daily VRDNs,
              Pollution Control Revenue Bonds (Science Manufacturing, Inc.
              Project)/(Credit Lyonnais LOC)                                             A1         200,000
     245,000  Halifax County, NC, Industrial Facilities, Daily VRDNs, Pollution
              Control Revenue Bonds (LG & E Roanoke)/(Credit Suisse LOC)                AA+         245,000
                                                                                              -------------
              Total Short-Term Municipal Securities (at amortized cost)                             445,000
                                                                                              -------------
Open-End Investment Company--1.0%
     180,791  Fidelity Tax-Exempt Money Market Fund (at net asset value)                            180,791
                                                                                              -------------
              Total Investments (identified cost $17,512,744)(b)                              $  18,299,158
                                                                                              -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

(a) At November 30, 1995, 1.2% of the total investments at market value were subject to alternative minumum tax.

(b) The cost of investments for federal tax purposes amounts to $17,512,744. The net unrealized appreciation of investments on a federal tax basis amounts to $786,414 at November 30, 1995.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($18,678,784) at November 30, 1995.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
FNMA--Federal National Mortgage Association
GO--General Obligation
HFA--Housing Finance Authority
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes
(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Total investments in securities, at value (identified and tax cost $17,512,744)             $  18,299,158
Cash                                                                                                1,801
Income receivable                                                                                 270,502
Receivable for shares sold                                                                        154,546
                                                                                            -------------
     Total assets                                                                              18,726,007
Liabilities:
Income distribution payable                                                      $  27,980
Accrued expenses                                                                    19,243
                                                                                 ---------
     Total liabilities                                                                             47,223
                                                                                            -------------
Net Assets for 1,698,863 shares outstanding                                                 $  18,678,784
                                                                                            -------------
Net Assets Consist of:
Paid in capital                                                                             $  17,800,991
Net unrealized appreciation of investments                                                        786,414
Accumulated net realized gain on investments                                                       91,379
                                                                                            -------------
     Total Net Assets                                                                       $  18,678,784
                                                                                            -------------
Net Asset Value and Redemption Proceeds Per Share:
($18,678,784 / 1,698,863 shares outstanding)                                                       $10.99
                                                                                            -------------
Offering Price Per Share (100/95.50 of $10.99)*                                                    $11.51
                                                                                            -------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                            STATEMENT OF OPERATIONS

                        PERIOD ENDED NOVEMBER 30, 1995*

Investment Income:
Interest                                                                                    $    545,193
Expenses:
Investment advisory fee                                                         $   77,710
Administrative personnel and services fee                                           50,000
Custodian fees                                                                       2,078
Transfer and dividend disbursing agent fees and expenses                            13,473
Trustees' fees                                                                         301
Legal fees                                                                             900
Portfolio accounting fees                                                           47,390
Printing and postage                                                                 9,652
Insurance premiums                                                                   4,000
Miscellaneous                                                                        6,088
                                                                                ----------
     Total expenses                                                                211,592
Waivers and reimbursements--
     Waiver of investment advisory fee                               $ (63,053)
     Waiver of administrative personnel and services fee               (40,720)
     Waiver of portfolio accounting fee                                (19,500)
                                                                     ---------
          Total waivers and reimbursements                                        (123,273)
                                                                                ----------
               Net expenses                                                                       88,319
                                                                                            ------------
                    Net investment income                                                        456,874
                                                                                            ------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                  91,379
Net change in unrealized appreciation of investments                                             786,414
                                                                                            ------------
     Net realized and unrealized gain on investments                                             877,793
                                                                                            ------------
          Change in net assets resulting from operations                                    $  1,334,667
                                                                                            ------------


*For the period from December 26, 1994 (date of inital public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Period Ended November 30,      1995*
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                       $     456,874
Net realized gain on investments ($91,379 as computed for federal tax purposes)                    91,379
Net change in unrealized appreciation                                                             786,414
                                                                                            -------------
     Change in net assets resulting from operations                                             1,334,667
                                                                                            -------------
Distributions to Shareholders--
Distributions from net investment income                                                         (456,874)
                                                                                            -------------
Share Transactions--
Proceeds from sale of shares                                                                   17,945,744
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                            294,995
Cost of shares redeemed                                                                          (439,748)
                                                                                            -------------
     Change in net assets resulting from share transactions                                    17,800,991
                                                                                            -------------
          Change in net assets                                                                 18,678,784
Net Assets:
Beginning of period                                                                                    --
                                                                                            -------------
End of period                                                                               $  18,678,784
                                                                                            -------------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

 (See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      Period Ended November 30,    1995(a)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                              $   10.00
Income from investment operations
  Net investment income                                                                                0.43
  Net realized and unrealized gain (loss) on investments                                               0.99
                                                                                                 -----------
  Total from investment operations                                                                     1.42
Less distributions
  Distributions from net investment income                                                            (0.43)
                                                                                                 -----------
NET ASSET VALUE, END OF PERIOD                                                                    $   10.99
                                                                                                 -----------
Total Return (b)                                                                                      14.40%
Ratios to Average Net Assets
  Expenses                                                                                             0.85%*
  Net investment income                                                                                4.40%*
  Expense waiver/reimbursement (c)                                                                     1.19%*
Supplemental Data
  Net assets, end of period (000 omitted)                                                           $18,679
  Portfolio turnover                                                                                     19%


  * Computed on an annualized basis.

(a) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Municipal Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Biltmore North Carolina Municipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. All other securities are valued at prices provided by independent pricing services.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                   Period Ended November 30,    1995*
--------------------------------------------------------------------------------------------------------
Shares sold                                                                                    1,712,554
Shares issued to shareholders in payment of distributions declared                                27,599
Shares redeemed                                                                                  (41,290)
                                                                                              ----------
     Net change resulting from share transactions                                              1,698,863
                                                                                              ----------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Bank of North Carolina, N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.
CUSTODIAN FEES--Wachovia Bank of North Carolina N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Estimated organizational expenses of $30,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $2,000 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

Purchases                                                                                   $  18,722,310
                                                                                            -------------
Sales                                                                                       $   1,919,783
                                                                                            -------------


(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1995, 33.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.3% of total investments.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE MUNICIPAL FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore North Carolina Municipal Bond Fund (one of the portfolios comprising The Biltmore Municipal Funds) as of November 30, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 26, 1994 (date of initial public investment) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore North Carolina Municipal Bond Fund of The Biltmore Municipal Funds at November 30, 1995, and the results of its operations, changes in its net assets and the financial highlights for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Securities Corp.
is the distributor of the fund.                            Cusip 090313305

831-25                                                     G01512-14(1/96)





                                  ANNUAL REPORT
                                     DATED
                                NOVEMBER 30, 1995

                                JANUARY 31, 1995


                               BILTMORE GEORGIA
                             MUNICIPAL BOND FUND

                             WACHOVIA INVESTMENTS
                          MAKE YOURSELF COMFORTABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the first Annual Report to Shareholders of Biltmore Georgia Municipal Bond Fund. This report covers the period from December 26, 1994, when the fund began operation, throughNovember 30, 1995. It begins with a brief commentary on the municipal bondmarket. Following the commentary is a complete listing of fund investments and its financial statements.

Biltmore Georgia Municipal Bond Fund helps you pursue monthly income exempt from federal regular income tax and Georgia state income tax.* The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies.

Consistent with a highly favorable interest rate environment during the reporting period, the fund rewarded shareholders with total return figures based on net asset value and maximum offering price of 13.93% and 8.82%, respectively,** dividends totaling $0.41 per share, and a $0.96 increase in share price. Total net assets reached $10.2 million on the last day of the reporting period.

Thank you for selecting Biltmore Georgia Municipal Bond Fund to help you keep more of what you earn. We look forward to keeping you informed about your investment, and we welcome your comments and suggestions.

Sincerely,
John W. McGonigle
President
January 15, 1996

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND

The municipal bond market enjoyed strong gains during the fiscal year, the result of a continued sharp decline in new issues, a favorable interest rate environment, and low inflation. Discussions of a flat tax in Washington restrained the municipal bond market early in 1995. By mid-year, however, the rhetoric subsided a bit, enabling municipal bonds to participate in an extended rally. For the twelve month period ended November 30, 1995, the Lehman Brothers State General Obligations Bond Index* had a total return of 17.34%.

Signs of slower economic growth late in the year helped push the yield of 30-year AAA general obligation municipal bonds down, from 6.75% on November 30, 1994, to 5.35% on November 30, 1995. The Fund's portfolio manager extended duration during the twelve month period in anticipation of lower interest rates. The portfolio manager also attempted to take advantage of lower interest rates by selling premium, callable bonds and buying discounted bonds.

On November 30, 1995, net assets of the Fund totaled $10.2 million. The 30-day SEC yield was 4.15% based on net asset value and 3.96% based on the maximum offering price.** The Fund ended the period with an average duration of 7.02 years.

 *The Lehman Brothers State General Obligations Index is comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979. This index is unmanaged, and investments may not be made in an index.

**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND

       GROWTH OF $10,000 INVESTED IN BILTMORE GEORGIA MUNICIPAL BOND FUND

The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Georgia Municipal Bond Fund (the "Fund") from December 26, 1994 (start of performance) to November 30, 1995 compared to the Lehman Brothers State General Obligation Bond Index.+

                        [INSERT CHART HERE-SEE APPENDIX]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 4.50% ($10,000 investment minus $450 sales load = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers State General Obligation Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales load.

  Total return for shareholders purchasing shares of the fund at net asset value without a sales load, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 13.93% for the period from December 26, 1994 (state of performance) through November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus.

 +The Lehman Brothers State General Obligation Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.


                     BILTMORE GEORGIA MUNICIPAL BOND FUND
                           PORTFOLIO OF INVESTMENTS

                              NOVEMBER 30, 1995

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--97.2%
              GEORGIA--97.2%
$    200,000  Atlanta, GA, 6.125% GO UT, (Series A)/(Callable 12/1/2004
              @102)/(Original Issue Yield: 6.18%), 12/1/2023                             AA   $     209,124
     100,000  Atlanta, GA, Downtown Development Authority Refunding Underground
              Atlanta Project, 6.25% Revenue Refunding Bonds, (Callable
              10/1/2002 @ 102)/(Original Issue Yield: 6.435%), 10/1/2016                 AA         105,113
     510,000  Atlanta, GA, Urban Residential Financing Authority Dormatory
              Facilities Revenue Refunding--Morehouse College Project, 5.70%
              (Callable 12/1/2005 @102)/(MBIA Insured)/(Original Issue Yield:
              5.80%) 12/1/2010                                                          AAA         532,787
      80,000  Brunswick, GA, Water and Sewage Revenue, 6.10% Revenue Refunding
              Bonds, (MBIA Insured)/(Original Issue Yield: 6.27%), 10/1/2019            AAA          88,079
      90,000  Burke County, GA, Development Authority Pollution Control Revenue
              Refunding--Oglethorpe Power Company--Vogtle, 7.50% Revenue
              Refunding Bonds, (MBIA Insured), 1/1/2003                                 AAA         102,924
     400,000  Chatham County, GA, School District, 5.50% GO UT, (Series
              B)/(Callable 8/1/2004 @101)/(FGIC Insured)/(Original Issue Yield:
              5.651%), 8/1/2020                                                         AAA         395,920
      50,000  Chatham County, GA, School District, 6.75% GO UT, (Callable
              8/1/2003 @102)/(MBIA Insured), 8/1/2018                                   AAA          58,042
     355,000  Cherokee County, GA, School System, 6.20% GO UT Refunding Bonds,
              (Callable 6/1/2002 @102), 6/1/2005                                        A-1         387,802
     500,000  Cobb County, GA, School District, 6.65% GO UT, (Callable
              2/1/1999 @102), 2/1/2001, Prerefunded 2/1/1999 @102                        AA         545,980
     100,000  Cobb County, GA, Solid Waste Management Authority
              Revenue, 6.35% Revenue Bonds, (Callable 1/1/2005
              @102), 1/1/2009                                                           AA+         109,378
     150,000  De Kalb County, GA, Health Facilities, 5.50% GO UT,
              (Callable 1/1/2003 @102)/(Original Issue Yield: 5.60%),
              1/1/2016                                                                  AA+         149,901
     200,000  De Kalb County, GA, School District, 6.25% GO UT,
              (Series A), 7/1/2011                                                       AA         224,630



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              GEORGIA--CONTINUED
$  1,000,000  De Kalb County, GA, Water and Sewage Revenue, 5.125% Revenue
              Refunding Bonds, (Callable 10/1/2003 @102)/
              (Original Issue Yield: 5.25%), 10/1/2011                                   AA   $     989,240
     100,000  Decatur, GA, Housing Authority Mortgage Revenue, 6.45% Revenue
              Refunding Bonds, (Callable 7/1/2002 @102)/(MBIA Insured),
              7/1/2025                                                                  AAA         103,046
     120,000  Fayette County, GA, School District, 6.125% GO UT, (Callable
              3/1/2004 @102)/(Original Issue Yield: 6.30%), 3/1/2015                     A+         127,889
     160,000  Fayette County, GA, Water Revenue, 6.20% Revenue Bonds, (Series
              B)/(Callable 10/1/2002 @102)/(FGIC Insured)/(Original Issue
              Yield: 6.30%), 10/1/2022                                                  AAA         169,637
      60,000  Forsyth County, GA, School District, 6.70% GO UT, 7/1/2012                  A          69,808
      25,000  Fulton County, GA, School District, 5.60% GO UT, (Original Issue
              Yield: 5.65%), (Callable 1/1/2004 @102), 1/1/2011                          AA          25,766
     375,000  Fulton County, GA, Water and Sewage Revenue, 6.25%
              Revenue Refunding Bonds, (FGIC Insured)/(Original Issue
              Yield: 6.425%) 1/1/2007                                                   AAA         420,450
     400,000  Gainesville and Hall County, GA, Hospital Authority Refunding
              Anticipation Certificates, Northeast Georgia Healthcare Project,
              5.75% Revenue Bonds, (Callable 10/1/2005 @102)/(MBIA
              Insured)/(Original Issue Yield: 5.98%),
              10/1/2017                                                                 AAA         404,932
     500,000  Georgia State Housing and Financial Authority Revenue
              Amount--Single Family Mortgage--Subsidiary, 6.55% Revenue
              Refunding Bonds, (Callable 3/1/2005 @102)/(FHA/VA Insured),
              12/1/2027                                                                 AA+         513,554
      50,000  Georgia State, 5.95% GO UT, (Series B), 3/1/2003                          AA+          54,683
     200,000  Georgia State, 6.50% GO UT, (Series F), 12/1/2007                         AA+         231,046
     500,000  Georgia State, 6.80% GO UT, (Series D), 8/1/2000                          AA+         556,244
     200,000  Georgia State, 7.20% GO UT, (Series B), 3/1/2006                          AA+         240,490
     285,000  Georgia State, Municipal Electric Authority Revenue, 6.125%
              Revenue Refunding Bonds, (Series B)/(Callable 1/1/2003
              @102)/(FGIC Insured)/(Original Issue Yield: 6.30%), 1/1/2014              AAA         298,939
     350,000  Gwinnett County, GA, Recreation Authority Revenue, 7.00%
              Revenue Bonds, (Callable 2/1/1997 @102), 2/1/1999,
              Prerefunded 2/1/1997 @102                                                 Aaa         370,248



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND

 Principal                                                                         Credit
   Amount                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
(a) Long-Term Municipal Securities--continued
              GEORGIA--CONTINUED
$    400,000  Gwinnett County, GA, School District Refunding Bonds, 5.00%
              (Series B)/(Callable 2/1/2004 @102)/(Original Issue Yield:
              5.15%), 2/1/2009                                                           AA   $     395,604
     100,000  Gwinnett County, GA, Water and Sewage COPs, 8.40%
              Revenue Refunding Bonds, 8/1/2001                                         AA+         119,963
      30,000  Hapeville, GA, Water and Sewage Revenue, 6.20% Revenue Bonds,
              (Callable 7/1/2004 @102)/(MBIA Insured), 7/1/2006                         AAA          33,404
      25,000  Henry County, GA, and Henry County Water and Sewage Authority
              Revenue, 5.25% GO LT Revenue Refunding Bonds, (Series
              A)/(Callable 2/1/2004 @102)/(AMBAC Insured)/
              (Original Issue Yield: 5.40%), 2/1/2018                                   AAA          24,756
     400,000  Marietta, GA, Development Authority Revenue First Mortgage--Life
              College, 5.75% Revenue Bonds, (Series B)/(Callable 9/1/2005
              @102)/(CGIC Insured)/(Original Issue Yield: 5.91%), 9/1/2014              AAA         405,248
     300,000  Medical Center Hospital Authority, GA, Cerificates Of Antici-
              pation, Columbus Regional Healthcare Systems Revenue, 5.90%
              Revenue Refunding Bonds, (MBIA Insured)/(Original Issue Yield:
              5.95%), 8/1/2001                                                          AAA         320,946
     500,000  Paulding County, GA, School District, 6.30% GO UT Refunding
              Bonds, (Series B)/(Original Issue Yield: 6.35%),
              2/1/2003                                                                    A         549,610
     100,000  Peach County, GA, School District, 6.30% GO UT, (Callable
              2/1/2005 @102)/(MBIA Insured)/(Original Issue Yield: 6.35%),
              2/1/2014                                                                  AAA         108,208
     200,000  Rockdale County, GA, School District, 6.30% GO UT,
              (Callable 2/1/2005 @102), 1/1/2007                                        A-1         221,422
     150,000  Savannah, GA, Resources Recovery Development Authority Revenue,
              5.95% Revenue Refunding Bonds, (Callable
              12/1/2001 @101), 12/2/2002                                                 A+         159,573
     110,000  Savannah, GA, Water and Sewage Revenue, 5.10% Revenue Refunding
              Bonds, (Callable 12/1/2002 @102)/(Original Issue Yield: 5.55%,
              12/1/2010                                                                 AA-         109,260
                                                                                              -------------
              Total Long-Term Municipal Securities
              (identified cost $9,461,591)                                                        9,933,646
                                                                                              -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND

                                                                                   Credit
   Shares                                                                          Rating*        Value
-----------------------------------------------------------------------------------------------------------
Open-end Investment Companies--4.9%
      69,432  AIM Management Co.                                                              $      69,432
     429,257  Fidelity Tax-Exempt Money Market Fund Instruments Portfolio                           429,257
                                                                                              -------------
              Total Open-end Investment Companies (at net asset value)                              498,689
                                                                                              -------------
              Total Investments (identified cost $9,960,280)(b)                               $  10,432,335
                                                                                              -------------


(a) At November 30, 1995, 5.97% of the total investments at market value were subject to alternative minumum tax.

(b) The cost of investments for federal tax purposes amounts to $9,960,280. The unrealized appreciation of investments on a federal tax basis amounts to $472,055 at November 30, 1995.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($10,219,974) at November 30, 1995.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
CGIC--Capital Guaranty Insurance Corporation
COPs--Certificates of Participation
FGIC--Financial Guaranty Insurance Company
FHA/VA--Federal Housing Administration/Veterans Administration
GO--General Obligation
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in securities, at value (identified and tax cost $9,960,280)                    $  10,432,335
Income receivable                                                                                 203,803
Receivable for shares sold                                                                         24,357
                                                                                            -------------
     Total assets                                                                              10,660,495
Liabilities:
Payable for investments purchased                                               $  397,017
Payable for shares redeemed                                                         14,200
Income distribution payable                                                         11,718
Accrued expenses                                                                    17,586
                                                                                ----------
     Total liabilities                                                                            440,521
                                                                                            -------------
Net Assets for 932,280 shares outstanding                                                   $  10,219,974
                                                                                            -------------
Net Assets Consist of:
Paid in capital                                                                             $   9,736,256
Net unrealized appreciation of investments                                                        472,055
Accumulated net realized gain on investments                                                       11,663
                                                                                            -------------
     Total Net Assets                                                                       $  10,219,974
                                                                                            -------------
Net Asset Value and Redemption Proceeds Per Share:
($10,219,974 / 932,280 shares outstanding)                                                         $10.96
                                                                                            -------------
Offering Price Per Share (100/95.50 of $10.96)*                                                    $11.48
                                                                                            -------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND
                            STATEMENT OF OPERATIONS

                        PERIOD ENDED NOVEMBER 30, 1995*

Investment Income:
Interest                                                                                      $  344,815
Expenses:
Investment advisory fee                                                          $    49,436
Administrative personnel and services fee                                             50,000
Custodian fees                                                                         1,318
Transfer and dividend disbursing agent fees and expenses                              13,475
Trustees' fees                                                                           150
Legal fees                                                                               600
Portfolio accounting fees                                                             48,660
Printing and postage                                                                  11,423
Insurance premiums                                                                     3,000
Miscellaneous                                                                          6,333
                                                                                 -----------
     Total expenses                                                                  184,395
Waivers and reimbursements--
  Waiver of investment advisory fees                                  $ (40,609)
  Waiver of administrative personnel and services fees                  (44,142)
  Waiver of portfolio accounting fee                                    (39,000)
                                                                      ---------
     Total waivers and reimbursements                                               (123,751)
                                                                                 -----------
       Net expenses                                                                               60,644
                                                                                              ----------
          Net investment income                                                                  284,171
                                                                                              ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                  11,663
Net change in unrealized appreciation of investments                                             472,055
                                                                                              ----------
     Net realized and unrealized gain on investments                                             483,718
                                                                                              ----------
          Change in net assets resulting from operations                                      $  767,889
                                                                                              ----------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Period Ended November 30,      1995*
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                      $      284,171
Net realized gain on investments ($11,663, as computed for federal tax purposes)                   11,663
Net change in unrealized appreciation                                                             472,055
                                                                                           --------------
     Change in net assets resulting from operations                                               767,889
                                                                                           --------------
Distributions to Shareholders--
Distributions from net investment income                                                         (284,171)
                                                                                           --------------
Share Transactions--
Proceeds from sale of shares                                                                   11,484,622
Net asset value of shares issued to shareholders in payment of distributions declared             204,162
Cost of shares redeemed                                                                        (1,952,528)
                                                                                           --------------
     Change in net assets resulting from share transactions                                     9,736,256
                                                                                           --------------
          Change in net assets                                                                 10,219,974
Net Assets:
Beginning of period                                                                              --
                                                                                           --------------
End of period                                                                              $   10,219,974
                                                                                           --------------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      Period Ended November 30,    1995(a)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                              $   10.00
Income from investment operations
  Net investment income                                                                                0.41
  Net realized and unrealized gain on investments                                                      0.96
                                                                                                 -----------
  Total from investment operations                                                                     1.37
Less distributions
  Distributions from net investment income                                                            (0.41)
                                                                                                 -----------
NET ASSET VALUE, END OF PERIOD                                                                    $   10.96
                                                                                                 -----------
Total Return (b)                                                                                      13.93%
Ratios to Average Net Assets
  Expenses                                                                                             0.92%*
  Net investment income                                                                                4.30%*
  Expense waiver/reimbursement (c)                                                                     1.88%*
Supplemental Data
  Net assets, end of period (000 omitted)                                                         $  10,220
  Portfolio turnover                                                                                     14%


 * Computed on an annualized basis.

(a) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Municipal Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Biltmore Georgia Municipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.
(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                   Period Ended November 30,    1995*
--------------------------------------------------------------------------------------------------------
Shares sold                                                                                    1,096,122
Shares issued to shareholders in payment of distributions declared                                18,994
Shares redeemed                                                                                 (182,836)
                                                                                              ----------
     Net change resulting from share transactions                                                932,280
                                                                                              ----------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Bank of Georgia, N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets.

The adviser waived a portion of its fee to comply with certain state expenses limitations during the period ended November 30, 1995. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund, for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina N.A., is the Fund's custodian, for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Estimated organizational expenses of $30,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $2,000 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended November 30, 1995, were as follows:

Purchases                                                                                   $  10,321,649
                                                                                            -------------
Sales                                                                                       $     848,731
                                                                                            -------------


(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at November 30, 1995, 39.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.2% of total investments.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE MUNICIPAL FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Georgia Municipal Bond Fund (one of the portfolios comprising The Biltmore Municpal Funds) as of November 30, 1995, and the related statement of operations, statement of changes in net assets and financial highlights for the period from December 26, 1994 (date of initial public investment) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Georgia Municipal Bond Fund of The Biltmore Municipal Funds at November 30, 1995, and the results of its operations, changes in its net assets and financial highlights for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Securities Corp.
is the distributor of the fund.                               Cusip 090313206

831-26                                                        G01512-15(1/96)




                                 APPENDIX

A. The graphic presentation here displayed consists of a legend in the upper left corner indicating the components of the corresponding line graph. Biltmore South Carolina Municipal Bond Fund (the "Fund") is represented by a solid line. Lehman Brothers State General Obligation Bond Index is represented by a broken line. The line graph is a visual representation of a comparison of a hypothetical investment of $10,000 in the Fund and the Lehman Brothers State General Obligation Bond Index. The "x" axis reflects the cost of the investment in $1,000 increments ranging from $9,000 to $15,0000. The "y" axis reflects computation periods from the Funds Start of Performance, 1/11/91, through 11/30/95. The right margin reflects the ending values of the hypothetical investment in the Fund and the Lehman Brothers State General Obligation Bond Index; the ending values are $13,980 and $14,805, respectively. There is also a legend appearing below the graphic presentation which indicates the Average Annual Total Return for the period ended November 30, 1995. The annual returns for the one-year period and the start of performance (1/11/91) are 11.75% and 7.12%, respectively.

B. The graphic presentation here displayed consists of a legend in the upper left corner indicating the components of the corresponding line graph. Biltmore North Carolina Municipal Bond Fund (the "Fund") is represented by a solid line. Lehman Brothers State General Obligation Bond Index is represented by a broken line. The line graph is a visual representation of a hypothetical $10,000 investment in the Fund and in The Lehman Brothers State General Obligation Bond Index. The "x" axis reflects the cost of the investment in $1,000 increments ranging from $9,000 to $12,000. The "y" axis reflects the computation period beginning on the Funds start of performance, 12/23/94, to 11/30/95. The right margin reflects the ending values of the hypothetical investments in the Fund and in the Lehman brothers State General Obligation Bond Index; the ending values are $10,925 and $11,532, respectively. There is also a legend appearing below the graphic presentation which indicates the Cumulative Total Return for the period ended November 30, 1995. The Cumulative Total Return for the start of performance (12/23/94) is 9.26%.

C. The graphic presentation here displayed consists of a legend in the upper left corner indicating the components of the corresponding line graph. Biltmore Georgia Municipal Bond Fund (the "Fund") is represented by a solid line. Lehman Brothers State General Obligation Bond Index is represented by a broken line. The line graph is a visual representation of a comparison of a hypothetical investment of $10,000 in the Fund and in the Lehman Brothers State General Obligation Bond Index. The "x" axis reflects the cost of the investment in $1,000 increments ranging from $9,000 to $12,000. The "y" axis reflects the computation period from the Funds start of performance, 12/26/94, to 11/30/95. The right margin reflects the ending values of the hypothetical investments in the Fund and the Lehman Brothers State General Obligation Bond Index; the ending values are $10,880 and $11,532, respectively. There is also a legend appearing below the graphic presentation which indicates the Cumulative Total Return for the period ended November 30, 1995. The Cumulative Total Return for the start of